UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22374

Nuveen Mortgage Opportunity Term Fund 2
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Mortgage Opportunity Term Fund 2 (JMT)
September 30, 2013

Principal
Amount (000)	Description (1)		Coupon	Maturity	Ratings (2)	Value

	Long-Term Investments - 132.1%

	Mortgage-Backed Securities - 131.7%

	Residential - 131.7%

$ 835	American Credit Auto Receivables 12-3D, 144A		5.000%	9/15/15	BB	$ 833,362
610	AmeriCredit Automobile Receivables Trust, Series 2010-2 Class E, 144A		8.660%	10/10/17	AA-	649,410
2,000	Argent Securities Inc., Asset-Backed Pass-Through Certificates, Series 2005-W2		0.680%	10/25/35	B-	1,508,134
958	Banc of America Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-7		6.226%	10/25/36	Caa3	714,360
1,107	Banc of America Alternative Loan Trust, Pass-Through Certificates, Series 2006-6, (3)		6.000%	7/25/46	Caa3	899,124
1,370	Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2006-6, (3)		5.390%	10/10/45	Ba1	1,454,750
1,205	Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2007-4, (3)		5.810%	2/10/51	A	1,319,591
2,400	Banc of America Funding Corporation, Mortgage Pass-Through Certificates, Series 2006-G, (3)		0.501%	7/20/36	Caa1	2,048,616
1,573	Banc of America Mortgage Securities Inc, Mortgage Pass-Through Certificates, Series 2007-1, (3)		6.000%	3/25/37	Caa3	1,444,787
344	Bank of America Funding Corporation, Mortgage Pass-Through Certificates, Series 2007-C		2.860%	5/20/36	Caa2	296,937
2,515	Bank of America Funding Trust, 2007-A 2A1, (3)		0.352%	2/20/47	CCC	2,110,765
2,823	BCAP LLC Trust, Mortgage Pass-Through Certificates, Series 2006-AA2		0.360%	1/25/37	Caa3	1,976,102
2,199	BCAP LLC Trust, Mortgage Pass-Through Certificates, Series 2007 AA1 2A1		0.370%	3/25/37	Caa3	1,763,374
1,147	Bear Stearns Adjustable Rate Mortgage Trust 2005-3, (3)		2.738%	6/25/35	CCC	987,097
1,757	Bear Stearns Adjustable Rate Mortgage Trust 2007-5, (3)		5.308%	8/25/47	D	1,509,708
391	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2006-2		5.750%	7/25/36	D	313,251
2,111	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2006-4, (3)		2.756%	10/25/36	D	1,578,217
2,675	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2007-4, (3)		5.975%	6/25/47	D	2,329,124
555	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates Series 2005-12		5.456%	2/25/36	Caa3	369,306
1,949	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates, Series 2007-1, (3)		5.167%	2/25/47	D	1,604,480
937	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates, Series 2007-1, (3)		2.831%	2/25/47	D	721,460
1,316	Bear Stearns Alt-A Trust II, Mortgage Pass-Through Certificates Series 2007-1		2.902%	9/25/47	D	767,595
1,226	Bear Stearns Alt-A Trust, Mortgage Pass-Through Certificates, Series 2006-8		0.350%	6/25/46	Ca	627,801
2,089	Bear Stearns Alt-A Trust, Mortgage Pass-Through Certificates, Series 2006-8		2.854%	8/25/46	Ca	1,229,555
755	Bear Stearns Asset Backed Securities I Trust 2002-EC2		0.590%	2/25/36	BBB	707,860
975	Bear Stearns Commercial Mortgage Securities Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-T25, (3)		5.835%	9/11/42	AAA	1,078,498
858	CAI Funding II Limited, Series 2012-1A, 144A		3.470%	10/25/27	A	852,066
2,000	Carrington Mortgage Loan Trust, Asset Backed Pass-Through Certificates, Series 2005-NC5, (3)		0.670%	10/25/35	BB-	1,614,352
2,155	Carrington Securities LP, Mortgage Loan Trust Asset-Backed Pass-Through Certificates Series 2007-HE1		0.340%	6/25/37	CCC	1,587,164
2,362	Chaseflex Trust Series 2007-2, (3)		0.470%	5/25/37	CCC	2,081,002
596	Citicorp Mortgage Securities Inc., CitiMortgage Alternative Loan Trust, Senior and Subordinated REMIC Pass-Through Certificates, Series 2007-A6		6.000%	6/25/37	Caa3	473,914
206	Citigroup Mortgage Loan Inc., Mortgage Pass-Through Certificates, Series 2006- AR2		2.921%	3/25/36	Caa3	170,628
494	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2005-3		2.846%	8/25/35	Caa2	427,717
2,857	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2007-AR1		0.410%	1/25/37	CCC	2,030,263
658	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2007-AR8		2.851%	7/25/37	Caa3	541,289
1,180	Commercial Mortgage Pass-Through Certificates Series 2012-CR4, 144A, (3)		4.579%	10/15/45	BBB-	1,028,175
911	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2005-63		5.460%	11/25/35	Ca	679,243
697	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-25CB		0.790%	10/25/36	Caa3	485,016
1,905	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-6CB		5.750%	5/25/36	Ca	1,370,134
737	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-6CB		5.500%	5/25/36	Ca	530,030
1,976	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-19, (3)		6.000%	8/25/37	D	1,543,366
785	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-3T1		6.000%	4/25/37	Caa3	615,706
2,311	Countrywide Alternative Loan Trust, Securitization Pass-Through Certificates Series 2007-HY7C A1		0.319%	8/25/37	Caa3	1,663,578
905	Countrywide Alternative Trust, Mortgage Pass-Through Certificates, Series 2007-18CB		0.660%	8/25/37	D	565,794
840	Countrywide Asset Backed Certificates Trust 2005-IM1		0.590%	11/25/35	BBB+	744,685
2,159	Countrywide Asset-Backed Certificates Trust, Series 2006-17, (3)		0.340%	3/25/47	AAA	1,565,518
2,207	Countrywide CHL Mortgage Pass-Through Trust 2006-HYB1, (3)		2.648%	3/20/36	CCC	1,718,576
581	Countrywide CHL Mortgage Pass-Through Trust, Mortgage Pass-Through Certificates, Series 2006-19		6.000%	1/25/37	Caa3	533,056
1,902	Countrywide Home Loans Mortgage Pass-Through Certificates, Series 2005-HYB7, (3)		5.207%	11/20/35	Caa3	1,600,974
330	Countrywide Home Loans Mortgage Pass-Through Trust Certificates Series 2007-HY5		5.465%	9/25/37	D	293,296
313	Countrywide Home Loans Mortgage Pass-Through Trust Certificates, Series 2006-HYB3		2.679%	5/20/36	Caa3	255,263
2,374	Countrywide Home Loans Mortgage Pass-Through Trust, Series 2007-HY1 1A1, (3)		3.116%	4/25/37	D	1,892,503
418	Countrywide Home Loans, Asset-Backed Certificates Trust, Series 2005-13		0.440%	4/25/36	Ba3	405,830
1,340	Countrywide Home Loans, CHL Mortgage Pass-Through Certificates Trust 2007-21, (3)		6.250%	2/25/38	D	1,155,197
1,667	Countrywide Home Loans, Mortgage Pass-Through Trust Series 2007-HY04		3.080%	9/25/47	D	1,364,420
82	CPS Auto Trust, 144A		7.500%	4/15/18	A+	83,783
1,660	Credit Suisse Adjustable Rate Mortgage Trust 2005-9		0.460%	11/25/35	B+	1,477,548
1,917	Credit Suisse Adjustable Rate Mortgage Trust 2006-3, Pass-Through Certificates, (3)		0.299%	8/25/36	CCC	1,156,336
328	Credit Suisse Adjustable Rate Mortgage Trust 2007-2		0.400%	6/25/37	Caa3	244,902
1,973	Credit Suisse CSMC Mortgage-Backed Trust, Pass-Through Certificates Series 2007-3		5.746%	4/25/37	Caa3	1,054,219
659	Credit Suisse First Boston Mortgage Acceptance Corporation, Adjustable Rate Mortgage-Backed Pass-Through Certificates Series 2005-12		2.979%	3/25/36	Caa3	502,458
424	Credit Suisse First Boston Mortgage Securities Corporation, Adjustable Rate Mortgage-Backed Pass-Through Certificates, Series 2006-2		2.704%	5/25/36	D	380,825
4,636	Fannie Mae Guaranteed REMIC Pass-Through Certificates Series 2011-15, (I/O)		6.870%	3/25/41	Aaa	865,511
1,772	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates, (I/O)		6.450%	12/25/36	Aaa	263,724
2,150	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates, (I/O)		6.210%	12/25/36	Aaa	282,845
3,476	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates, (I/O)		6.110%	8/25/37	Aaa	532,689
4,381	Fannie Mae Real Estate Mortgage Investment Conduit, Series, 2012-9 CS, (I/O)		6.360%	2/25/42	Aaa	729,207
874	Fannie Mae REMIC Pass-Through Certificates, (I/O)		6.390%	10/25/36	Aaa	145,026
1,944	Fannie Mae REMIC Pass-Through Certificates, (I/O)		6.265%	1/25/40	Aaa	300,404
2,853	Fannie Mae REMIC Pass-Through Certificates, (I/O)		6.060%	2/25/40	Aaa	364,369
2,024	Federal Home Loan Mortgage Corporation, REMIC, (I/O)		6.459%	5/15/36	Aaa	308,680
2,000	First Franklin Mortgage Loan Trust, Collateralized Mortgage Obligation, Series 2005-FFH3, (3)		0.720%	9/25/35	B3	1,804,818
536	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2007-FA2		5.500%	4/25/37	D	392,962
1,867	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates Series 2005-A7		2.260%	9/25/35	Caa2	1,652,510
2,387	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates, Series 2006-FA8		0.690%	2/25/37	Caa3	1,509,508
281	First Horizon Mortgage Pass-Through Certificates Trust, Series 2007-AR1		2.598%	5/25/37	D	223,504
167	First Horizon Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate Series 2007-AR2		2.516%	8/25/37	D	135,998
2,469	Freddie Mac Collateralized Mortgage REMIC Series 3028, (I/O)		6.559%	9/15/35	Aaa	404,816
924	Freddie Mac Mortgage Loan, Series 3311 IB, (I/O)		6.219%	5/15/37	Aaa	145,988
2,387	Freddie Mac Multi-Class Certificates, (I/O)		6.109%	8/15/35	Aaa	340,634
1,365	Freddie Mac Multi-Class Certificates, (I/O)		6.809%	8/15/36	Aaa	190,644
2,723	Freddie Mac Multi-Class Certificates, (I/O)		6.509%	12/15/36	Aaa	442,929
2,120	Freddie Mac Multi-Class Certificates, (I/O)		6.479%	12/15/36	Aaa	229,890
1,557	Freddie Mac Multi-Class Certificates, (I/O)		6.209%	6/15/39	Aaa	194,683
3,719	Freddie Mac Multi-Class Certificates, (I/O)		6.029%	1/15/40	Aaa	463,314
1,152	Freddie Mac Multiclass Certificates Series 3502, (I/O)		5.929%	1/15/39	AAA	151,721
3,275	Freddie Mac Multiclass Certificates, Series 3157, (I/O)		6.959%	5/15/36	Aaa	498,613
1,200	Freddie Mac Multifamily Mortgage Trust, Series 2011-K704, 144A		4.533%	10/25/30	AA+	1,218,158
835	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2010-K6, 144A		5.357%	12/25/46	Aaa	878,185
370	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2012-K710, 144A		3.949%	6/25/47	A-	359,030
1,912	Freddie Mac Multifamily Structured Pass-Through Certificates Series KF01, (I/O)		1.969%	7/25/40	Aaa	251,267
1,300	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K013, (I/O)		2.884%	1/25/43	Aaa	212,038
5,375	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K025, (I/O)		1.750%	11/25/40	Aaa	641,506
3,521	Freddie Mac Multifamily Structures Pass-Through Certificates Series K031, (I/O)		1.712%	7/25/41	Aaa	416,198
4,655	Freddie Mac Multifamily Structures Pass-Through Certificates, Series 2011-K012, (I/O)		2.288%	1/25/41	Aaa	619,209
934	Freddie Mac REMICS, (I/O)		6.379%	9/15/36	Aaa	156,754
4,885	Freddie Mac Structured Pass-Through Certificates, Series K711 X3, (I/O)		1.619%	8/25/40	Aaa	387,114
1,611	GMACM Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2005-AF2, (3)		6.000%	12/25/35	D	1,302,583
1,205	GMACM Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2006-AR1		3.909%	4/19/36	Caa3	1,010,769
1,682	Goldman Sachs GSAA Home Equity Trust, Series 2006-4 4A2, (3)		0.420%	3/25/36	Caa3	1,421,657
2,468	Goldman Sachs GSAA Home Equity Trust, Series 2007-8		0.640%	8/25/37	CCC	2,020,831
510	Goldman Sachs Mortgage Securities Corporation, GSR Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2007-AR1		2.837%	3/25/47	D	417,112
961	Goldman Sachs Mortgage Securities Corporation, Home Equity Asset-Backed Certificates Trust 2007-1		0.270%	2/25/37	CCC	461,180
2,301	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2006-AR1 2A4, (3)		2.774%	1/25/36	D	2,014,553
566	Government National Mortgage Association Pool, (I/O)		4.500%	10/20/39	Aaa	145,635
3,676	Granite Master Issuer PLC Series 2006-3, (3)		0.272%	12/20/54	Aaa	3,617,241
1,500	Greenwich Capital Commercial Funding Corporation, Commercial Mortgage Pass-Through Certificates Series 2007-GG9		5.475%	3/10/39	BBB	1,580,474
717	GSAA Home Equity Trust Series 2007-5		0.311%	5/25/37	CCC	377,940
975	GSAA Home Equity Trust Series 2007-5		5.788%	3/25/47	CCC	699,448
1,865	GSR Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-AR2, (3)		2.732%	4/25/36	D	1,543,697
2,426	HomeBanc Mortgage Trust, Mortgage Backed Notes 2005-5		0.444%	1/25/36	Caa1	1,980,209
168	IndyMac INDA Mortgage Loan Trust, Series 2006-AR1		5.332%	8/25/36	B2	163,621
1,607	IndyMac INDA Mortgage Loan Trust, Series 2007-AR3, (3)		5.715%	7/25/37	Caa2	1,454,338
199	IndyMac INDX Mortgage Loan Trust 2006 AR25		2.925%	9/25/36	Ca	140,132
2,408	IndyMac INDX Mortgage Loan Trust, Series 2005-AR23		2.509%	11/25/35	Caa3	1,900,945
1,029	IndyMac INDX Mortgage Loan Trust, Series 2006-AR15		0.310%	7/25/36	D	755,550
1,099	IndyMac INDX Mortgage Loan Trust, Series 2006-AR27		0.380%	10/25/36	CCC	675,093
851	IndyMac INDX Mortgage Loan Trust, Series 2006-AR3		2.908%	3/25/36	Ca	561,185
2,491	IndyMac INDX Mortgage Loan Trust, Series 2007-AR7 2A1		2.187%	6/25/37	Ca	1,784,745
905	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-LDP8		5.480%	5/15/45	A3	933,510
447	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-S4 A5		6.000%	1/25/37	Caa3	373,219
2,052	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-S4 A8, (3)		0.570%	1/25/37	Caa3	1,265,506
1,300	JPMorgan Chase Commercial Mortgage Securities Trust, Pass-Through Certificates Series 2006-LDP9, (3)		5.337%	5/15/47	Ba1	1,321,694
700	JPMorgan Chase Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-CB17 AM		5.464%	12/12/43	Ba1	712,939
2,400	JPMorgan Mortgage Acquisition Corporation, Asset-Backed Pass-Through Certificates, Series 2007-CH5, (3)		0.450%	5/25/37	Caa1	1,639,133
497	JPMorgan Mortgage Acquisition Trust, Asset-Backed Pass-Through Certificates, Series 2007-CH3		0.340%	3/25/37	Caa1	467,606
167	JPMorgan Mortgage Acquisition Trust, Asset-Backed Pass-Through Certificates. Series 2006-WMC2		0.281%	7/25/36	CCC	77,228
1,369	JPMorgan Mortgage Acquisition Trust, Series 2006-A6		4.788%	10/25/36	Caa2	1,129,161
203	JPMorgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-S3		6.000%	8/25/37	D	176,510
665	JPMorgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2006-A4		2.783%	6/25/36	Caa2	529,414
231	JPMorgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-A4		2.781%	6/25/37	D	197,840
800	LB UBS Commercial Mortgage Trust, Series 2006-C4		5.886%	6/15/38	Ba2	825,662
2,178	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-2, (3)		5.800%	8/25/36	Caa2	1,840,236
2,298	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-3		3.124%	6/25/37	D	1,748,185
325	Merrill Lynch Mortgage Investors Trust, Mortgage Loan Asset-Backed Certificates, 2005-A9		2.610%	12/25/35	CCC	301,873
1,200	Merrill Lynch Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C1 AM		5.749%	6/12/50	B-	1,201,705
2,000	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-IQ14, (3)		5.691%	4/15/49	Ba2	2,040,202
275	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-3AR		2.803%	3/25/36	Caa3	203,643
2,023	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-13, (3)		6.000%	10/25/37	D	1,557,792
1,271	Mortgage Asset Securitization Transactions Inc., Adjustable Rate Mortgage Pass-Through Certificates, Series 2007-HF2		0.500%	9/25/37	CCC	1,038,964
1,896	Mortgage IT Trust, Mortgage-Backed Notes, Series 2005-5, (3)		0.450%	12/25/35	BB+	1,679,628
525	Nomura Asset Acceptance Corporation, Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2005-AP3		5.607%	8/25/35	CCC	412,040
93	Oaktree Real Estate Investment Vehicle 2012 LVI-A, 144A		4.000%	10/20/44	Baa3	93,059
190	Popular Asset Backed Securities Mortgage Pass-Through Trust 2005-2 M1		5.417%	4/25/35	B-	155,062
1,472	Renaissance Home Equity Loan Trust 2005-3, (3)		4.934%	8/25/35	Ba3	1,411,035
2,204	Renaissance Home Equity Loan Trust Asset Backed Certificates, Series 2007-3		7.238%	9/25/37	CCC	1,243,096
1,362	Residential Accredit Loans Inc., Hybrid Adjustable Rate Mortgages, 2006-QA6		0.380%	7/25/36	Caa3	985,501
556	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 1006-QS10		0.490%	8/25/36	Caa3	326,386
2,364	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QA10 A31, (3)		3.799%	9/25/35	Caa3	1,917,630
1,477	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QS1, (3)		5.750%	1/25/36	Caa3	1,231,760
628	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2007-QS8		6.000%	6/25/37	Caa3	467,372
1,080	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QA1		3.810%	1/25/36	Caa3	789,227
310	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2007-QS2		6.250%	1/25/37	Caa3	233,213
371	Residential Accredit Loans, Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QS15		6.500%	10/25/36	Ca	285,221
189	Residential Accredit Loans, Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QS8		0.640%	8/25/36	Ca	116,183
950	Residential Asset Mortgage Products Inc. Asset Backed Pass-Through Certificates, Series 2005-RS7		0.690%	7/25/35	B	779,183
2,255	Residential Asset Mortgage Products, Mortgage Asset-Backed Pass-Through Certificates, Series 2006-NC2		0.480%	2/25/36	CCC	1,775,524
255	Residential Funding Mortgage Securities I Inc., Mortgage Pass-Through Certificates, Series 2005-SA4		3.124%	9/25/35	Caa1	236,128
492	Residential Funding Mortgage Securities I, Mortgage Pass-Through Certificates, Series 2007-SA2		3.212%	4/25/37	Caa2	413,869
2,123	Residential Funding Mortgage Securities I, Mortgage Pass-Through Certificates, Series 2007-SA2, (3)		3.212%	4/25/37	Caa2	1,785,431
794	Residential Funding Mortgage Securities I, Mortgage Pass-Through Securities Series 2006-S1		3.361%	2/25/36	Caa2	683,364
1,914	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-1, (3)		2.523%	2/20/47	CCC	1,595,104
75	Sierra Receivables Funding Company, 144A		5.310%	11/20/25	BBB	76,513
332	Sierra Receivables Funding Company, Series 2011-1A, 144A		6.190%	4/20/26	BB	340,147
126	SMA Issuer LLC 2012-LV1, 144A		3.500%	8/20/25	Baa3	125,840
291	Soundview Home Equity Loan Trust 2004-WMC1 M1		0.940%	1/25/35	BB+	260,261
1,826	Structured Adjustable Rate Mortgage Loan Pass-Through Trust, Series 2007-6 2A1, (3)		0.380%	7/25/37	CCC	1,342,111
81	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-4		5.650%	10/25/37	Caa1	73,570
2,090	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-1, (3)		2.959%	2/25/37	D	1,717,766
1,172	TAL Advantage LLC, Series 2013-1A A, 144A		2.830%	2/22/38	A	1,133,825
1,258	Thornburg Mortgage Securities Trust, Mortgage Loan Pass-Through Certificates, Series 2005-1, (3)		2.429%	4/25/45	A+	1,260,605
1,300	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C30, (3)		5.413%	12/15/43	B	1,240,196
1,175	Wachovia Commercial Mortgage Trust, Pass-Through Certificates, Series 2005-C21, 144A		5.241%	10/15/44	BB	1,144,608
658	Washington Mutual Mortgage Pass-Through Certificates Trust 2006-AR14		2.377%	11/25/36	D	546,026
557	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR		5.000%	1/25/37	D	441,592
537	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY6		5.452%	6/25/37	D	458,921
1,908	Washington Mutual Mortgage Securities Corporation, Pass-Through Certificates, Series 2006-AR, (3)		2.373%	12/25/36	D	1,597,314
1,457	Wells Fargo Alternative Loan Trust, Mortgage Asset Backed Pass-Through Certificates, Series 2007-PA2		6.000%	6/25/37	D	1,311,376
981	Wells Fargo Alternative Loan Trust, Mortgage Asset-Backed Pass-Through Certificates Series 2007-PA6		2.877%	12/25/37	D	765,325
2,222	Wells Fargo Alternative Loan Trust, Mortgage Asset-Backed Pass-Through Certificates, Series 2007-PA1		6.000%	3/25/37	Caa3	1,862,229
273	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificate Series 2006-AR14		2.637%	10/25/36	Caa2	238,494
108	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificates Series 2006-AR16		3.086%	10/25/36	CCC	97,292
1,244	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificates, Series 2007-AR8		6.085%	11/25/37	Caa2	1,095,542
1,990	Wells Fargo Mortgage Backed Securities, Collateralized Mortgage Obligation, Series 2007-AR7 A1, (3)		2.921%	12/25/37	Caa3	1,752,370
730	Wells Fargo Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2006-AR8		2.707%	4/25/36	CC	695,863
262,127	Total Residential					167,050,298
$262,127	Total Mortgage-Backed Securities (cost $162,082,005)					167,050,298

Principal
Amount (000)	Description (1)		Coupon	Maturity	Ratings (2)	Value
	Asset-Backed Securities - 0.4%
	Wireless Telecommunication Services - 0.4%

$ 625	GTP Acquisition Partners I LLC, 144A		4.704%	5/15/18	Ba3	$ 602,026
$ 625	Total Asset-Backed Securities (cost $625,000)					602,026
	Total Long-Term Investments (cost $162,707,005)					167,652,324

Principal
Amount (000)	Description (1)		Coupon	Maturity		Value

	Short-Term Investments - 6.1%

$ 7,717	Repurchase Agreement with State Street Bank, dated 9/30/13, repurchase price $7,716,672, collateralized by $7,855,000 U.S. Treasury Notes, 0.625%, due 7/15/16, value $7,874,480		0.000%	10/01/13		$ 7,716,672
	Total Short-Term Investments (cost $7,716,672)					7,716,672
	Total Investments (cost $170,423,677) - 138.2%					175,368,996
	Reverse Repurchase Agreements - (36.5)%					(46,328,153)
	Other Assets Less Liabilities - (1.7)%					(2,167,202)
	Net Assets - 100%					$126,873,641

Investments in Derivatives as of September 30, 2013

Futures Contracts outstanding:

					Notional	Unrealized
	Contract	Number of	Contract		Amount	Appreciation
Type	Position	Contracts	Expiration		at Value	(Depreciation)
U.S. 5-Year Treasury Note	Short	(27)	12/13		$ (3,268,266)	$ (38,270)

	Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

	Level 1 -			Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
	Level 2 -			Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
	Level 3 -			Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

		Level 1	Level 2	Level 3		Total
	Long-Term Investments:
	Mortgage-Backed Securities	$ –	$167,050,298	$ –		$167,050,298
	Asset-Backed Securities	–	602,026	–		602,026
	Short-Term Investments:
	Repurchase Agreements	–	7,716,672	–		7,716,672
	Derivatives:
	Futures Contracts*	(38,270)	–	–		(38,270)
	Total	$(38,270)	$175,368,996	$ –		$175,330,726

	* Represents net unrealized appreciation (depreciation).

	Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of taxable income from the Feeder PPIP Funds’ investments, recognition of unrealized gain or loss for tax (mark-to-market) on futures contracts and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

	As of September 30, 2013, the cost of investments (excluding investments in derivatives) was $176,913,702.
	Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2013, were as follows:

	Gross unrealized:
	Appreciation					$ 7,501,384
	Depreciation					(9,046,090)

	Net unrealized appreciation (depreciation) of investments					$ (1,544,706)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poors”), Moody’s Investors Service, Inc. (“Moodys”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements.
I/O	Interest only security.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Mortgage Opportunity Term Fund 2

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 27, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 27, 2013